Supplementary Oil And Gas Information (Capitalized Costs) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	$ 42,615	$ 51,603	$ 50,953
Unproved oil and gas properties	6,133	1,068	1,295
Total capital cost	48,748	52,671	52,248
Accumulated DD&A	32,891	45,157	45,302
Net capitalized costs	15,857	7,514	6,946
Canada [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	18,271	25,003	26,024
Unproved oil and gas properties	478	598	716
Total capital cost	18,749	25,601	26,740
Accumulated DD&A	16,566	23,012	23,962
Net capitalized costs	2,183	2,589	2,778
United States [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	24,279	26,529	24,825
Unproved oil and gas properties	5,655	470	579
Total capital cost	29,934	26,999	25,404
Accumulated DD&A	16,260	22,074	21,236
Net capitalized costs	13,674	4,925	4,168
Other [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	65	71	104
Total capital cost	65	71	104
Accumulated DD&A	65	71	104
Net capitalized costs